Segment Information (Summary of reconciliation of segment operating results) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (loss) from operations	$ 6,616	$ (10,059)	$ 5,136
Share-based compensation expenses	429	270	308
Consolidated income (loss) before taxes	5,622	(11,936)	3,916
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (loss) from operations	7,930	(8,573)	7,500
Unallocated general and administrative expenses	885	1,216	2,056
Share-based compensation expenses	429	270	308
Financial expenses	994	1,877	1,220
Consolidated income (loss) before taxes	$ 5,622	$ (11,936)	$ 3,916